Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts receivables	$ 242,300,000	$ 0
Bad debt expense	$ 0	$ 0	$ 0